CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - ARS ($) $ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Acquisition cost		$ 5,608,271	$ 5,608,271
Treasury Shares [Member]
Equity [Abstract]
Shares issued (in shares)		41,734,225	41,734,225	9,886,755
Par value (in pesos per share)		$ 1	$ 1	$ 1
Percentage of share capital	3.706%	5.25%	5.25%	1.24%
Acquisition cost	$ 8,313,704	$ 5,608,271	$ 5,608,271	$ 1,501,667